Airport Concessions - Summary of Values of Airport Concessions and Rights to Use Airport Facilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Cost of the concessions	$ 15,938,359		$ 15,938,359
Rights to use airport facilities	930,296	$ 986,995	1,043,695
Airport concessions	11,412,118	$ 11,754,661	12,384,923
Acquisition cost assigned	15,938,359		$ 15,938,359
Mexican concessions [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Cost of the concessions	15,938,359
Rights to use airport facilities	2,117,708
Acquisition cost assigned	15,938,359
Mexican concessions [Member] | Runways, aprons, platforms [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Rights to use airport facilities	519,057
Mexican concessions [Member] | Buildings [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Rights to use airport facilities	577,270
Mexican concessions [Member] | Other facilities [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Rights to use airport facilities	91,241
Mexican concessions [Member] | Land [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Rights to use airport facilities	930,140
Mexican concessions [Member] | Airport concessions [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	$ 13,820,651